Stock-based Compensation - Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Options [Roll Forward]
Balance as of January 1, 2018 (in shares) | shares	2,017
Granted (in shares) | shares	2,346
Expired (in shares) | shares	(20)
Cancelled/forfeited (in shares) | shares	(1,591)
Balance as of December 31, 2018 (in shares) | shares	2,752
Weighted Average Exercise Price [Roll Forward]
Balance as of January 1, 2018 (in dollars per share) | $ / shares	$ 5,962.50
Granted (in dollars per share) | $ / shares	108.00
Expired (in dollars per share) | $ / shares	38,553.50
Cancelled/forfeited (in dollars per share) | $ / shares	296.50
Balance as of December 31, 2018 (in dollars per share) | $ / shares	$ 4,003.50